Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Share Capital	$ 1,426,765	$ 1,426,765
Additional paid in Capital	41,243,535	$ 41,243,535
Argentine Central Bank [member]
Share Capital	1,426,765
Additional paid in Capital	10,951,132
Adjustments to Shareholders' equity	278,131
Legal reserve	340,979
Distributable reserves	37,530,232
Non distributable reserves	2,970,193
Profit for the year	41,557,118
Total Shareholder's equity under the rules of the Argentine Central Bank	$ 95,054,550